Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Income tax expenses
Increase in valuation allowance	500,000	1,500,000
Federal, net operating loss forwards	1,600,000	4,300,000
State, net operating loss forwards	1,100,000	3,100,000
Unrecognized tax benefits
Foreign Tax Authority [Member]
Federal carryforwards, description		Expire on various dates through 2039.
State and Local Jurisdiction [Member]
Federal carryforwards, description		Expire through 2036.